Note 9 - Dividends Payable (June 2020 Note)	6 Months Ended
Jun. 30, 2020
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
9.
     Dividends Payable

During the quarter ended
June 30, 2020,
we accrued
$13,000
in dividends payable to the holders of our
5%
Preferred Stock,
$13,000
in dividends payable to the holders of our Series
2
5%
Preferred Stock and
$7,000
in dividends payable to the holders of our Series
3
5%
Preferred Stock. As of
June 30, 2020,
we had
$19,000
in accrued and unpaid dividends, all of which have been paid as of the date of this Quarterly Report.